Land-Use Rights, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Land-Use Rights, Net [Abstract]
Amortized of land use rights	$ 24,099		$ 23,148
Leaving balance	$ 2,083,056	$ 2,068,275